Resolution Of Remaining Chapter 11 Disputed Claims	12 Months Ended
Dec. 31, 2011
Resolution Of Remaining Chapter 11 Disputed Claims

NOTE 13: RESOLUTION OF REMAINING CHAPTER 11 DISPUTED CLAIMS

Various electricity suppliers filed claims in the Utility's Chapter 11 proceeding seeking payment for energy supplied to the Utility's customers through the wholesale electricity markets operated by the CAISO and the California Power Exchange ("PX") between May 2000 and June 2001. These claims, which the Utility disputes, are being addressed in various FERC and judicial proceedings in which the State of California, the Utility, and other electricity purchasers are seeking refunds from electricity suppliers, including municipal and governmental entities, for overcharges incurred in the CAISO and the PX wholesale electricity markets between May 2000 and June 2001. Hearings at the FERC are scheduled to commence on April 11, 2012 to address the Utility's and other electricity purchasers' refund claims for the May through September 2000 period.

While the FERC and judicial proceedings have been pending, the Utility entered into a number of settlements with various electricity suppliers to resolve some of these disputed claims and to resolve the Utility's refund claims against these electricity suppliers. These settlement agreements provide that the amounts payable by the parties are, in some instances, subject to adjustment based on the outcome of the various refund offset and interest issues being considered by the FERC. The settlement amounts, net of deductions for contingencies based on the outcome of the various refund offset and interest issues being considered by the FERC, will continue to be refunded to customers in rates. Additional settlement discussions with other electricity suppliers are ongoing. Any net refunds, claim offsets, or other credits that the Utility receives from energy suppliers through resolution of the remaining disputed claims, either through settlement or the conclusion of the various FERC and judicial proceedings, will also be refunded to customers.

At December 31, 2011 and December 31, 2010, the Utility held $320 million and $512 million in escrow, respectively, including interest earned, for payment of the remaining net disputed claims. These amounts are included within restricted cash on the Consolidated Balance Sheets.

The following table presents the changes in the remaining net disputed claims liability:

0000000000
(in millions)
Balance at December 31, 2010	$ 934
Interest accrued	28
Less: supplier settlements	(114)

Balance at December 31, 2011	$ 848

At December 31, 2011, the Utility's net disputed claims liability was $848 million, consisting of $673 million of remaining disputed claims (classified on the Consolidated Balance Sheets within accounts payable – disputed claims and customer refunds) and interest accrued at the FERC-ordered rate of $669 million (classified on the Consolidated Balance Sheets within interest payable) partially offset by accounts receivable from the CAISO and the PX of $494 million (classified on the Consolidated Balance Sheets within accounts receivable – other).

Interest accrues on the net disputed claims liability at the FERC-ordered rate, which is higher than the rate earned by the Utility on the escrow balance. Although the Utility has been collecting the difference between the accrued interest and the earned interest from customers, this amount is not held in escrow. If the amount of interest accrued at the FERC-ordered rate is greater than the amount of interest ultimately determined to be owed with respect to disputed claims, the Utility would refund to customers any excess net interest collected from customers. The amount of any interest that the Utility may be required to pay will depend on the final amounts to be paid by the Utility with respect to the disputed claims and when such interest is paid.

Pacific Gas And Electric Company [Member]
Resolution Of Remaining Chapter 11 Disputed Claims

NOTE 13: RESOLUTION OF REMAINING CHAPTER 11 DISPUTED CLAIMS

Various electricity suppliers filed claims in the Utility's Chapter 11 proceeding seeking payment for energy supplied to the Utility's customers through the wholesale electricity markets operated by the CAISO and the California Power Exchange ("PX") between May 2000 and June 2001. These claims, which the Utility disputes, are being addressed in various FERC and judicial proceedings in which the State of California, the Utility, and other electricity purchasers are seeking refunds from electricity suppliers, including municipal and governmental entities, for overcharges incurred in the CAISO and the PX wholesale electricity markets between May 2000 and June 2001. Hearings at the FERC are scheduled to commence on April 11, 2012 to address the Utility's and other electricity purchasers' refund claims for the May through September 2000 period.

While the FERC and judicial proceedings have been pending, the Utility entered into a number of settlements with various electricity suppliers to resolve some of these disputed claims and to resolve the Utility's refund claims against these electricity suppliers. These settlement agreements provide that the amounts payable by the parties are, in some instances, subject to adjustment based on the outcome of the various refund offset and interest issues being considered by the FERC. The settlement amounts, net of deductions for contingencies based on the outcome of the various refund offset and interest issues being considered by the FERC, will continue to be refunded to customers in rates. Additional settlement discussions with other electricity suppliers are ongoing. Any net refunds, claim offsets, or other credits that the Utility receives from energy suppliers through resolution of the remaining disputed claims, either through settlement or the conclusion of the various FERC and judicial proceedings, will also be refunded to customers.

At December 31, 2011 and December 31, 2010, the Utility held $320 million and $512 million in escrow, respectively, including interest earned, for payment of the remaining net disputed claims. These amounts are included within restricted cash on the Consolidated Balance Sheets.

The following table presents the changes in the remaining net disputed claims liability:

0000000000
(in millions)
Balance at December 31, 2010	$ 934
Interest accrued	28
Less: supplier settlements	(114)

Balance at December 31, 2011	$ 848

At December 31, 2011, the Utility's net disputed claims liability was $848 million, consisting of $673 million of remaining disputed claims (classified on the Consolidated Balance Sheets within accounts payable disputed claims and customer refunds) and interest accrued at the FERC-ordered rate of $669 million (classified on the Consolidated Balance Sheets within interest payable) partially offset by accounts receivable from the CAISO and the PX of $494 million (classified on the Consolidated Balance Sheets within accounts receivable other).

Interest accrues on the net disputed claims liability at the FERC-ordered rate, which is higher than the rate earned by the Utility on the escrow balance. Although the Utility has been collecting the difference between the accrued interest and the earned interest from customers, this amount is not held in escrow. If the amount of interest accrued at the FERC-ordered rate is greater than the amount of interest ultimately determined to be owed with respect to disputed claims, the Utility would refund to customers any excess net interest collected from customers. The amount of any interest that the Utility may be required to pay will depend on the final amounts to be paid by the Utility with respect to the disputed claims and when such interest is paid.